The Diplomat Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2024 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 95.4%
$3,632,100	United States Treasury Note 2.750%, 8/15/2032[1]	$3,318,123
3,370,700	3.500%, 2/15/2033	3,256,019
836,000	3.375%, 5/15/2033	799,033
2,725,100	3.875%, 8/15/2033	2,708,921
676,000	4.500%, 11/15/2033	705,892
	TOTAL U.S. TREASURY NOTES (Cost $10,812,699)	10,787,988

Number of Shares
	SHORT-TERM INVESTMENTS — 2.9%
325,951	Fidelity Investments Money Market Government Portfolio - Institutional Class 5.143%[2]	325,951
	TOTAL SHORT-TERM INVESTMENTS (Cost $325,951)	325,951
	TOTAL INVESTMENTS — 98.3% (Cost $11,138,650)	11,113,939
	Other Assets in Excess of Liabilities — 1.7%	197,013
	TOTAL NET ASSETS — 100.0%	$11,310,952

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $385,063, which represents 3.4% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

The Diplomat Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

FUTURES CONTRACTS

				Value/
Number of				Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)
(162)	U.S. 10 Year Treasury Note	March 2024	$(18,034,562)	$(162,594)
TOTAL FUTURES CONTRACTS			$(18,034,562)	$(162,594)